Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY ETF TRUST
Entity Central Index Key	0001710607
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000250325 [Member]
Shareholder Report [Line Items]
Fund Name	American Century California Municipal Bond ETF
Class Name	American Century California Municipal Bond ETF
Trading Symbol	CATF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century California Municipal Bond ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century California Municipal Bond ETF	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 66,144,005
Holdings Count | holding	248
Advisory Fees Paid, Amount	$ 77,960
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	97.6%
Warrants	0.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	0.6%

C000197601 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Diversified Corporate Bond ETF
Class Name	American Century Diversified Corporate Bond ETF
Trading Symbol	KORP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Diversified Corporate Bond ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Corporate Bond ETF	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 763,272,879
Holdings Count | holding	356
Advisory Fees Paid, Amount	$ 929,187
Investment Company, Portfolio Turnover	81.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	88.7%
Convertible Preferred Securities	5.5%
Preferred Securities	3.5%
U.S. Treasury Securities	0.5%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.9)%

C000204482 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Diversified Municipal Bond ETF
Class Name	American Century Diversified Municipal Bond ETF
Trading Symbol	TAXF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Diversified Municipal Bond ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Municipal Bond ETF	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 576,789,827
Holdings Count | holding	712
Advisory Fees Paid, Amount	$ 771,239
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.6%
Warrants	0.0%
Short-Term Investments	0.2%
Other Assets and Liabilities	0.2%

C000204442 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Focused Dynamic Growth ETF
Class Name	American Century Focused Dynamic Growth ETF
Trading Symbol	FDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Focused Dynamic Growth ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Dynamic Growth ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 340,875,152
Holdings Count | holding	47
Advisory Fees Paid, Amount	$ 809,245
Investment Company, Portfolio Turnover	28.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	1.0%	Interactive Media and Services	16%
Other Assets and Liabilities	(0.8)%	Software	12%
		Biotechnology	10%
		Broadline Retail	9%

C000204443 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Focused Large Cap Value ETF
Class Name	American Century Focused Large Cap Value ETF
Trading Symbol	FLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Focused Large Cap Value ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Large Cap Value ETF	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 333,962,340
Holdings Count | holding	49
Advisory Fees Paid, Amount	$ 596,773
Investment Company, Portfolio Turnover	35.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	0.5%	Health Care Equipment and Supplies	7%
Other Assets and Liabilities	0.3%	Banks	7%
		Insurance	6%
		Capital Markets	6%

C000218646 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Large Cap Equity ETF
Class Name	American Century Large Cap Equity ETF
Trading Symbol	ACLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Large Cap Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Large Cap Equity ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 277,457,744
Holdings Count | holding	99
Advisory Fees Paid, Amount	$ 529,333
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.3%	Software	9%
Other Assets and Liabilities	0.3%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000228612 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Large Cap Growth ETF
Class Name	American Century Large Cap Growth ETF
Trading Symbol	ACGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Large Cap Growth ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Large Cap Growth ETF	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 16,292,179
Holdings Count | holding	84
Advisory Fees Paid, Amount	$ 35,410
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Semiconductors and Semiconductor Equipment	23%
Exchange-Traded Funds	0.6%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	10%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

C000218645 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Mid Cap Growth Impact ETF
Class Name	American Century Mid Cap Growth Impact ETF
Trading Symbol	MID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Mid Cap Growth Impact ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Mid Cap Growth Impact ETF	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 92,378,823
Holdings Count | holding	44
Advisory Fees Paid, Amount	$ 206,529
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.5%	Health Care Equipment and Supplies	7%
Short-Term Investments	2.5%	Oil, Gas and Consumable Fuels	7%
Other Assets and Liabilities	0.0%	Software	6%
		Semiconductors and Semiconductor Equipment	6%
		Specialty Retail	6%

C000241171 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Multisector Floating Income ETF
Class Name	American Century Multisector Floating Income ETF
Trading Symbol	FUSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Multisector Floating Income ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Floating Income ETF	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 22,748,617
Holdings Count | holding	61
Advisory Fees Paid, Amount	$ 46,361
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Collateralized Loan Obligations	37.8%
Commercial Mortgage-Backed Securities	20.6%
Collateralized Mortgage Obligations	14.0%
Asset-Backed Securities	12.4%
U.S. Treasury Securities	9.9%
Short-Term Investments	7.3%
Other Assets and Liabilities	(2.0)%

C000228610 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Multisector Income ETF
Class Name	American Century Multisector Income ETF
Trading Symbol	MUSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Multisector Income ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Income ETF	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 201,050,400
Holdings Count | holding	364
Advisory Fees Paid, Amount	$ 316,837
Investment Company, Portfolio Turnover	83.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.6%
Asset-Backed Securities	15.1%
U.S. Treasury Securities	12.3%
Collateralized Mortgage Obligations	7.9%
Convertible Preferred Securities	6.4%
Commercial Mortgage-Backed Securities	3.8%
Preferred Securities	3.3%
Sovereign Governments and Agencies	2.1%
Municipal Securities	1.1%
Collateralized Loan Obligations	0.8%
Bank Loan Obligations	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	(1.8)%

C000202058 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Quality Diversified International ETF
Class Name	American Century Quality Diversified International ETF
Trading Symbol	QINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Quality Diversified International ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Diversified International ETF	$21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 550,240,207
Holdings Count | holding	366
Advisory Fees Paid, Amount	$ 859,697
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	21%
Warrants	0.0%	United Kingdom	13%
Short-Term Investments	4.6%	Canada	10%
Other Assets and Liabilities	(4.1)%	Germany	8%
		France	8%

C000231722 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Select High Yield ETF
Class Name	American Century Select High Yield ETF
Trading Symbol	AHYB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Select High Yield ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Select High Yield ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 58,480,235
Holdings Count | holding	598
Advisory Fees Paid, Amount	$ 119,298
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.7%
Common Stocks	0.0%
Short-Term Investments	6.1%
Other Assets and Liabilities	(1.8)%

C000237948 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Short Duration Strategic Income ETF
Class Name	American Century Short Duration Strategic Income ETF
Trading Symbol	SDSI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Short Duration Strategic Income ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Short Duration Strategic Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 176,111,947
Holdings Count | holding	395
Advisory Fees Paid, Amount	$ 216,023
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.5%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	11.6%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.1%
Preferred Securities	3.9%
Commercial Mortgage-Backed Securities	2.6%
Sovereign Governments and Agencies	1.1%
Municipal Securities	0.9%
Collateralized Loan Obligations	0.7%
Bank Loan Obligations	0.1%
Short-Term Investments	5.8%
Other Assets and Liabilities	(2.0)%

C000262251 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Small Cap Growth Insights ETF
Class Name	American Century Small Cap Growth Insights ETF
Trading Symbol	ACSG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Small Cap Growth Insights ETF for the period of October 14, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
American Century Small Cap Growth Insights ETF	$19	0.49%
*The costs of an investment would have been greater had the class been available for a full six months.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.49%
Net Assets	$ 8,954,468
Holdings Count | holding	253
Advisory Fees Paid, Amount	$ 12,611
Investment Company, Portfolio Turnover	35.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Biotechnology	13%
Warrants	0.0%	Semiconductors and Semiconductor Equipment	7%
Rights	0.0%	Health Care Providers and Services	6%
Short-Term Investments	0.2%	Software	5%
Other Assets and Liabilities	0.0%	Aerospace and Defense	5%

C000262250 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Small Cap Value Insights ETF
Class Name	American Century Small Cap Value Insights ETF
Trading Symbol	ACSV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Small Cap Value Insights ETF for the period of October 14, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
American Century Small Cap Value Insights ETF	$19	0.49%
*The costs of an investment would have been greater had the class been available for a full six months.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.49%
Net Assets	$ 8,804,584
Holdings Count | holding	201
Advisory Fees Paid, Amount	$ 12,588
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	18%
Short-Term Investments	0.3%	Oil, Gas and Consumable Fuels	10%
Other Assets and Liabilities	0.1%	Insurance	5%
		Household Durables	5%
		Financial Services	5%

C000202059 [Member]
Shareholder Report [Line Items]
Fund Name	American Century U.S. Quality Growth ETF
Class Name	American Century U.S. Quality Growth ETF
Trading Symbol	QGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century U.S. Quality Growth ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Growth ETF	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 2,128,612,347
Holdings Count | holding	192
Advisory Fees Paid, Amount	$ 3,071,747
Investment Company, Portfolio Turnover	69.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	11%
Rights	0.0%	Software	11%
Short-Term Investments	0.2%	Health Care Equipment and Supplies	6%
Other Assets and Liabilities	0.1%	Entertainment	6%
		Aerospace and Defense	5%

C000197602 [Member]
Shareholder Report [Line Items]
Fund Name	American Century U.S. Quality Value ETF
Class Name	American Century U.S. Quality Value ETF
Trading Symbol	VALQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century U.S. Quality Value ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Value ETF	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 322,251,518
Holdings Count | holding	227
Advisory Fees Paid, Amount	$ 401,868
Investment Company, Portfolio Turnover	71.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	8%
Short-Term Investments	0.4%	Pharmaceuticals	7%
Other Assets and Liabilities	(0.2)%	Household Products	7%
		IT Services	6%
		Specialty Retail	5%

C000237947 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis All Equity Markets ETF
Class Name	Avantis All Equity Markets ETF
Trading Symbol	AVGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis All Equity Markets ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 815,873,018
Holdings Count | holding	15
Advisory Fees Paid, Amount	$ 100,787
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	68.8%
International Equity Funds	31.1%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

C000243037 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis All Equity Markets Value ETF
Class Name	Avantis All Equity Markets Value ETF
Trading Symbol	AVGV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis All Equity Markets Value ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets Value ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 287,872,758
Holdings Count | holding	8
Advisory Fees Paid, Amount	$ 29,238
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.1%
International Equity Funds	39.8%
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.5)%

C000243040 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis All International Markets Equity ETF
Class Name	Avantis All International Markets Equity ETF
Trading Symbol	AVNM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis All International Markets Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Equity ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 591,438,802
Holdings Count | holding	9
Advisory Fees Paid, Amount	$ 65,424
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

C000243041 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis All International Markets Value ETF
Class Name	Avantis All International Markets Value ETF
Trading Symbol	AVNV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis All International Markets Value ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Value ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 47,644,274
Holdings Count | holding	4
Advisory Fees Paid, Amount	$ 4,248
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

C000221278 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Core Fixed Income ETF
Class Name	Avantis Core Fixed Income ETF
Trading Symbol	AVIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Core Fixed Income ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Fixed Income ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,653,852,471
Holdings Count | holding	769
Advisory Fees Paid, Amount	$ 1,085,459
Investment Company, Portfolio Turnover	122.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	62.8%
U.S. Treasury Securities	24.0%
U.S. Government Agency Mortgage-Backed Securities	19.5%
U.S. Government Agency Securities	1.1%
Sovereign Governments and Agencies	0.1%
Short-Term Investments	11.0%
Other Assets and Liabilities	(18.5)%

C000221279 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Core Municipal Fixed Income ETF
Class Name	Avantis Core Municipal Fixed Income ETF
Trading Symbol	AVMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Core Municipal Fixed Income ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Municipal Fixed Income ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 157,418,480
Holdings Count | holding	495
Advisory Fees Paid, Amount	$ 111,082
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.6%
Short-Term Investments	0.4%
Other Assets and Liabilities	1.0%

C000247038 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Credit ETF
Class Name	Avantis Credit ETF
Trading Symbol	AVGB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Credit ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Credit ETF	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 12,854,648
Holdings Count | holding	110
Advisory Fees Paid, Amount	$ 11,453
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.5%
Short-Term Investments	4.3%
Other Assets and Liabilities	1.2%

C000214349 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets Equity ETF
Class Name	Avantis Emerging Markets Equity ETF
Trading Symbol	AVEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Emerging Markets Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Equity ETF	$19	0.33%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.33%
Net Assets	$ 21,913,797,180
Holdings Count | holding	3,942
Advisory Fees Paid, Amount	$ 25,583,959
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	China	23%
Warrants	0.0%	Taiwan	22%
Rights	0.0%	South Korea	18%
Short-Term Investments	1.1%	India	14%
Other Assets and Liabilities	(1.3)%	South Africa	5%

C000247037 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets ex-China Equity ETF
Class Name	Avantis Emerging Markets ex-China Equity ETF
Trading Symbol	AVXC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Emerging Markets ex-China Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets ex-China Equity ETF	$19	0.33%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.33%
Net Assets	$ 302,381,331
Holdings Count | holding	2,743
Advisory Fees Paid, Amount	$ 340,065
Investment Company, Portfolio Turnover	1.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Taiwan	26%
Warrants	0.0%	South Korea	22%
Rights	0.0%	India	17%
Short-Term Investments	2.6%	Brazil	7%
Other Assets and Liabilities	(2.4)%	South Africa	6%

C000246147 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets Small Cap Equity ETF
Class Name	Avantis Emerging Markets Small Cap Equity ETF
Trading Symbol	AVEE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Emerging Markets Small Cap Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Small Cap Equity ETF	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 109,692,757
Holdings Count | holding	2,757
Advisory Fees Paid, Amount	$ 145,334
Investment Company, Portfolio Turnover	1.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Taiwan	21%
Warrants	0.0%	China	18%
Rights	0.0%	South Korea	16%
Short-Term Investments	1.5%	India	14%
Other Assets and Liabilities	(1.3)%	Brazil	6%

C000229745 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets Value ETF
Class Name	Avantis Emerging Markets Value ETF
Trading Symbol	AVES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Emerging Markets Value ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Value ETF	$20	0.36%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.36%
Net Assets	$ 1,392,803,733
Holdings Count | holding	1,829
Advisory Fees Paid, Amount	$ 1,630,219
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.3%	China	24%
Warrants	0.0%	Taiwan	22%
Short-Term Investments	6.5%	South Korea	16%
Other Assets and Liabilities	(6.8)%	India	15%
		Brazil	5%

C000237946 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Inflation Focused Equity ETF
Class Name	Avantis Inflation Focused Equity ETF
Trading Symbol	AVIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Inflation Focused Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Inflation Focused Equity ETF	$14	0.25%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%
Net Assets	$ 8,970,863
Holdings Count | holding	350
Advisory Fees Paid, Amount	$ 8,344
Investment Company, Portfolio Turnover	1.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Oil, Gas and Consumable Fuels	23%
Rights	0.0%	Pharmaceuticals	10%
Short-Term Investments	0.3%	Biotechnology	10%
Other Assets and Liabilities	0.2%	Insurance	10%
		Metals and Mining	8%

C000214351 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Equity ETF
Class Name	Avantis International Equity ETF
Trading Symbol	AVDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis International Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Equity ETF	$13	0.23%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.23%
Net Assets	$ 15,023,520,008
Holdings Count | holding	3,293
Advisory Fees Paid, Amount	$ 12,837,959
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Japan	22%
Rights	0.0%	United Kingdom	13%
Warrants	0.0%	Canada	12%
Short-Term Investments	1.7%	France	8%
Other Assets and Liabilities	(1.5)%	Switzerland	7%

C000229746 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Large Cap Value ETF
Class Name	Avantis International Large Cap Value ETF
Trading Symbol	AVIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis International Large Cap Value ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Large Cap Value ETF	$14	0.25%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%
Net Assets	$ 1,219,981,431
Holdings Count | holding	598
Advisory Fees Paid, Amount	$ 1,210,372
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.7%	Japan	19%
Short-Term Investments	3.2%	United Kingdom	15%
Other Assets and Liabilities	(2.9)%	Canada	13%
		Germany	8%
		France	7%

C000243038 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Small Cap Equity ETF
Class Name	Avantis International Small Cap Equity ETF
Trading Symbol	AVDS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis International Small Cap Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Equity ETF	$17	0.30%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.30%
Net Assets	$ 257,621,925
Holdings Count | holding	3,022
Advisory Fees Paid, Amount	$ 251,577
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Japan	32%
Rights	0.0%	Canada	12%
Warrants	0.0%	United Kingdom	11%
Short-Term Investments	2.7%	Australia	10%
Other Assets and Liabilities	(2.5)%	Sweden	4%

C000214352 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Small Cap Value ETF
Class Name	Avantis International Small Cap Value ETF
Trading Symbol	AVDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis International Small Cap Value ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Value ETF	$21	0.36%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.36%
Net Assets	$ 18,822,594,201
Holdings Count | holding	1,663
Advisory Fees Paid, Amount	$ 26,043,625
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Japan	34%
Warrants	0.0%	Canada	11%
Rights	0.0%	United Kingdom	10%
Short-Term Investments	1.2%	Australia	9%
Other Assets and Liabilities	(1.0)%	Israel	4%

C000243039 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Moderate Allocation ETF
Class Name	Avantis Moderate Allocation ETF
Trading Symbol	AVMA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Moderate Allocation ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Moderate Allocation ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 60,930,632
Holdings Count | holding	18
Advisory Fees Paid, Amount	$ 7,327
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	48.0%
Domestic Fixed Income Funds	30.3%
International Equity Funds	21.6%
Short-Term Investments	1.8%
Other Assets and Liabilities	(1.7)%

C000229748 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Real Estate ETF
Class Name	Avantis Real Estate ETF
Trading Symbol	AVRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Real Estate ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Real Estate ETF	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 777,260,068
Holdings Count | holding	320
Advisory Fees Paid, Amount	$ 570,367
Investment Company, Portfolio Turnover	1.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Retail REITs	18%
Short-Term Investments	0.6%	Industrial REITs	17%
Other Assets and Liabilities	(0.2)%	Health Care REITs	13%
		Data Center REITs	8%
		Diversified REITs	8%

C000234360 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Responsible Emerging Markets Equity ETF
Class Name	Avantis Responsible Emerging Markets Equity ETF
Trading Symbol	AVSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Responsible Emerging Markets Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible Emerging Markets Equity ETF	$18	0.33%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.33%
Net Assets	$ 200,004,038
Holdings Count | holding	2,395
Advisory Fees Paid, Amount	$ 276,646
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	Taiwan	23%
Warrants	0.0%	China	22%
Short-Term Investments	1.2%	South Korea	19%
Other Assets and Liabilities	(1.3)%	India	15%
		Brazil	5%

C000234361 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Responsible International Equity ETF
Class Name	Avantis Responsible International Equity ETF
Trading Symbol	AVSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Responsible International Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible International Equity ETF	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 454,237,421
Holdings Count | holding	2,094
Advisory Fees Paid, Amount	$ 412,821
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	22%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	12%
Short-Term Investments	3.2%	France	8%
Other Assets and Liabilities	(2.7)%	Switzerland	8%

C000234362 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Responsible U.S. Equity ETF
Class Name	Avantis Responsible U.S. Equity ETF
Trading Symbol	AVSU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Responsible U.S. Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible U.S. Equity ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 425,949,251
Holdings Count | holding	1,304
Advisory Fees Paid, Amount	$ 324,012
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	13%
Rights	0.0%	Interactive Media and Services	8%
Warrants	0.0%	Technology Hardware, Storage and Peripherals	6%
Short-Term Investments	0.1%	Banks	6%
Other Assets and Liabilities	0.0%	Software	6%

C000221280 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Short-Term Fixed Income ETF
Class Name	Avantis Short-Term Fixed Income ETF
Trading Symbol	AVSF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Short-Term Fixed Income ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Short-Term Fixed Income ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 748,254,067
Holdings Count | holding	509
Advisory Fees Paid, Amount	$ 508,112
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	77.2%
U.S. Treasury Securities	20.0%
U.S. Government Agency Securities	1.5%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	0.4%
Other Assets and Liabilities	0.7%

C000261581 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Total Equity Markets ETF
Class Name	Avantis Total Equity Markets ETF
Trading Symbol	AVTM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Total Equity Markets ETF for the period of January 29, 2026 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis Total Equity Markets ETF	$2	0.19%
*The costs of an investment would have been greater had the class been available for a full six months.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.19%
Net Assets	$ 710,307,224
Holdings Count | holding	2,321
Advisory Fees Paid, Amount	$ 108,527
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	82.5%
Exchange-Traded Funds	17.4%
Rights	0.0%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.3)%

C000214353 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Equity ETF
Class Name	Avantis U.S. Equity ETF
Trading Symbol	AVUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Equity ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 11,288,984,308
Holdings Count | holding	1,940
Advisory Fees Paid, Amount	$ 7,678,841
Investment Company, Portfolio Turnover	1.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	11%
Rights	0.0%	Interactive Media and Services	7%
Warrants	0.0%	Oil, Gas and Consumable Fuels	6%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	6%
Other Assets and Liabilities	0.0%	Software	5%

C000243042 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Large Cap Equity ETF
Class Name	Avantis U.S. Large Cap Equity ETF
Trading Symbol	AVLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Large Cap Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Equity ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,034,730,932
Holdings Count | holding	891
Advisory Fees Paid, Amount	$ 636,478
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	12%
Warrants	0.0%	Interactive Media and Services	7%
Rights	0.0%	Software	7%
Short-Term Investments	0.1%	Technology Hardware, Storage and Peripherals	6%
Other Assets and Liabilities	0.1%	Oil, Gas and Consumable Fuels	5%

C000229747 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Large Cap Value ETF
Class Name	Avantis U.S. Large Cap Value ETF
Trading Symbol	AVLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Large Cap Value ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Value ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 10,653,276,195
Holdings Count | holding	265
Advisory Fees Paid, Amount	$ 6,709,029
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Oil, Gas and Consumable Fuels	12%
Warrants	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.1%	Insurance	7%
Other Assets and Liabilities	0.1%	Consumer Staples Distribution & Retail	6%
		Interactive Media and Services	6%

C000246148 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Mid Cap Equity ETF
Class Name	Avantis U.S. Mid Cap Equity ETF
Trading Symbol	AVMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Mid Cap Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Equity ETF	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 314,542,909
Holdings Count | holding	606
Advisory Fees Paid, Amount	$ 220,892
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Oil, Gas and Consumable Fuels	6%
Warrants	0.0%	Insurance	5%
Short-Term Investments	0.2%	Banks	4%
Other Assets and Liabilities	0.0%	Capital Markets	4%
		Machinery	4%

C000246149 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Mid Cap Value ETF
Class Name	Avantis U.S. Mid Cap Value ETF
Trading Symbol	AVMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Mid Cap Value ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Value ETF	$11	0.20%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
Net Assets	$ 510,042,693
Holdings Count | holding	280
Advisory Fees Paid, Amount	$ 336,776
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Oil, Gas and Consumable Fuels	11%
Short-Term Investments	0.2%	Insurance	9%
Other Assets and Liabilities	0.0%	Banks	6%
		Capital Markets	5%
		Consumer Staples Distribution & Retail	5%

C000253784 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Quality ETF
Class Name	Avantis U.S. Quality ETF
Trading Symbol	AVUQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Quality ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Quality ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 194,098,592
Holdings Count | holding	579
Advisory Fees Paid, Amount	$ 132,392
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	19%
Warrants	0.0%	Software	12%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	11%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	11%
		Broadline Retail	6%

C000233056 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Equity ETF
Class Name	Avantis U.S. Small Cap Equity ETF
Trading Symbol	AVSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Equity ETF	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 2,409,663,350
Holdings Count | holding	1,492
Advisory Fees Paid, Amount	$ 2,599,652
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	16%
Rights	0.0%	Oil, Gas and Consumable Fuels	5%
Warrants	0.0%	Biotechnology	4%
Short-Term Investments	1.5%	Energy Equipment and Services	4%
Other Assets and Liabilities	(1.3)%	Machinery	4%

C000214354 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Value ETF
Class Name	Avantis U.S. Small Cap Value ETF
Trading Symbol	AVUV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Value ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Value ETF	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 23,549,170,743
Holdings Count | holding	780
Advisory Fees Paid, Amount	$ 24,923,617
Investment Company, Portfolio Turnover	3.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Banks	14%
Warrants	0.0%	Oil, Gas and Consumable Fuels	10%
Rights	0.0%	Energy Equipment and Services	9%
Short-Term Investments	0.3%	Insurance	6%
Other Assets and Liabilities	(0.2)%	Specialty Retail	5%

C000221281 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Core Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	AVIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 297,892,866
Holdings Count | holding	500
Advisory Fees Paid, Amount	$ 8,509
Investment Company, Portfolio Turnover	113.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	61.0%
U.S. Treasury Securities	25.4%
U.S. Government Agency Mortgage-Backed Securities	19.5%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.1%
Short-Term Investments	12.9%
Other Assets and Liabilities	(19.7)%

C000226122 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Core Fixed Income Fund
Class Name	G Class
Trading Symbol	AVBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 297,892,866
Holdings Count | holding	500
Advisory Fees Paid, Amount	$ 8,509
Investment Company, Portfolio Turnover	113.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	61.0%
U.S. Treasury Securities	25.4%
U.S. Government Agency Mortgage-Backed Securities	19.5%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.1%
Short-Term Investments	12.9%
Other Assets and Liabilities	(19.7)%

C000214357 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	AVEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.33%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.33%
Net Assets	$ 955,288,783
Holdings Count | holding	3,298
Advisory Fees Paid, Amount	$ 1,161,820
Investment Company, Portfolio Turnover	3.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	China	22%
Warrants	0.0%	Taiwan	22%
Short-Term Investments	3.1%	South Korea	17%
Other Assets and Liabilities	(2.2)%	India	14%
		Brazil	5%

C000226120 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets Equity Fund
Class Name	G Class
Trading Symbol	AVENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 955,288,783
Holdings Count | holding	3,298
Advisory Fees Paid, Amount	$ 1,161,820
Investment Company, Portfolio Turnover	3.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	China	22%
Warrants	0.0%	Taiwan	22%
Short-Term Investments	3.1%	South Korea	17%
Other Assets and Liabilities	(2.2)%	India	14%
		Brazil	5%

C000214358 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Equity Fund
Class Name	Institutional Class
Trading Symbol	AVDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$13	0.23%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.23%
Net Assets	$ 877,256,621
Holdings Count | holding	3,202
Advisory Fees Paid, Amount	$ 400,437
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Japan	22%
Rights	0.0%	United Kingdom	13%
Warrants	0.0%	Canada	12%
Short-Term Investments	6.3%	France	8%
Other Assets and Liabilities	(6.1)%	Switzerland	8%

C000226121 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Equity Fund
Class Name	G Class
Trading Symbol	AVDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 877,256,621
Holdings Count | holding	3,202
Advisory Fees Paid, Amount	$ 400,437
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Japan	22%
Rights	0.0%	United Kingdom	13%
Warrants	0.0%	Canada	12%
Short-Term Investments	6.3%	France	8%
Other Assets and Liabilities	(6.1)%	Switzerland	8%

C000214350 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	AVDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$21	0.36%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.36%
Net Assets	$ 646,534,754
Holdings Count | holding	1,330
Advisory Fees Paid, Amount	$ 1,001,873
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.0%	Japan	34%
Warrants	0.0%	Canada	11%
Rights	0.0%	United Kingdom	11%
Short-Term Investments	5.5%	Australia	10%
Other Assets and Liabilities	(5.5)%	Sweden	4%

C000226117 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Small Cap Value Fund
Class Name	G Class
Trading Symbol	AVANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 646,534,754
Holdings Count | holding	1,330
Advisory Fees Paid, Amount	$ 1,001,873
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.0%	Japan	34%
Warrants	0.0%	Canada	11%
Rights	0.0%	United Kingdom	11%
Short-Term Investments	5.5%	Australia	10%
Other Assets and Liabilities	(5.5)%	Sweden	4%

C000214355 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Equity Fund
Class Name	Institutional Class
Trading Symbol	AVUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 617,438,002
Holdings Count | holding	1,552
Advisory Fees Paid, Amount	$ 521,876
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	10%
Rights	0.0%	Interactive Media and Services	7%
Warrants	0.0%	Oil, Gas and Consumable Fuels	6%
Short-Term Investments	0.2%	Software	6%
Other Assets and Liabilities	0.3%	Technology Hardware, Storage and Peripherals	5%

C000226118 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Equity Fund
Class Name	G Class
Trading Symbol	AVUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 617,438,002
Holdings Count | holding	1,552
Advisory Fees Paid, Amount	$ 521,876
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	10%
Rights	0.0%	Interactive Media and Services	7%
Warrants	0.0%	Oil, Gas and Consumable Fuels	6%
Short-Term Investments	0.2%	Software	6%
Other Assets and Liabilities	0.3%	Technology Hardware, Storage and Peripherals	5%

C000236476 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	AVLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 715,342,178
Holdings Count | holding	203
Advisory Fees Paid, Amount	$ 383,723
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Oil, Gas and Consumable Fuels	13%
Short-Term Investments	0.7%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(0.3)%	Insurance	7%
		Specialty Retail	6%
		Consumer Staples Distribution & Retail	6%

C000236477 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Large Cap Value Fund
Class Name	G Class
Trading Symbol	ALCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 715,342,178
Holdings Count | holding	203
Advisory Fees Paid, Amount	$ 383,723
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Oil, Gas and Consumable Fuels	13%
Short-Term Investments	0.7%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(0.3)%	Insurance	7%
		Specialty Retail	6%
		Consumer Staples Distribution & Retail	6%

C000250327 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	AVSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 124,113,358
Holdings Count | holding	1,115
Advisory Fees Paid, Amount	$ 135,427
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	15%
Rights	0.0%	Oil, Gas and Consumable Fuels	5%
Short-Term Investments	2.8%	Biotechnology	5%
Other Assets and Liabilities	(2.3)%	Health Care Equipment and Supplies	4%
		Machinery	4%

C000250326 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Equity Fund
Class Name	G Class
Trading Symbol	AVSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 124,113,358
Holdings Count | holding	1,115
Advisory Fees Paid, Amount	$ 135,427
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	15%
Rights	0.0%	Oil, Gas and Consumable Fuels	5%
Short-Term Investments	2.8%	Biotechnology	5%
Other Assets and Liabilities	(2.3)%	Health Care Equipment and Supplies	4%
		Machinery	4%

C000214356 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	AVUVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,462,599,066
Holdings Count | holding	682
Advisory Fees Paid, Amount	$ 1,525,232
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	13%
Warrants	0.0%	Oil, Gas and Consumable Fuels	9%
Rights	0.0%	Energy Equipment and Services	7%
Short-Term Investments	1.6%	Insurance	6%
Other Assets and Liabilities	(0.9)%	Specialty Retail	5%

C000226119 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Value Fund
Class Name	G Class
Trading Symbol	AVCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,462,599,066
Holdings Count | holding	682
Advisory Fees Paid, Amount	$ 1,525,232
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	13%
Warrants	0.0%	Oil, Gas and Consumable Fuels	9%
Rights	0.0%	Energy Equipment and Services	7%
Short-Term Investments	1.6%	Insurance	6%
Other Assets and Liabilities	(0.9)%	Specialty Retail	5%